UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number: 811-8033

SECURITY CAPITAL REAL ESTATE

MUTUAL FUNDS INCORPORATED

(Exact name of registrant as specified in charter)

11 S. LASALLE STREET, 2ND FLOOR

CHICAGO, ILLINOIS 60603

(Address of principal executive offices) (Zip code)

Michael J. Heller

Treasurer, Controller and Assistant Secretary

Security Capital Real Estate Mutual Funds Incorporated

11 S. LaSalle Street, 2nd Floor

Chicago, Illinois 60603

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 345-5800

Date of fiscal year end: 12/31

Date of reporting period: 7/1/03 – 6/30/04

Item 1.	Proxy Voting Record.

Security Capital U.S. Real Estate Shares (the sole series of the Registrant)

AMB Property Corporation

Ticker: AMB	CUSIP: 00163T109
Meeting Date: May 20, 2004 Record Date: March 5, 2004	Meeting Type: Annual

#	Proposal	Mgt Rec	Vote Cast	Sponsor
1	Elect Directors Hamid R. Moghadam, W. Blake Baird, Robert Burke, David A. Cole, Michael Losh, Frederick W. Reid, Jeffrey L. Skelton, Thomas W. Tusher & Caryl B. Welborn	For	For	Management
2	Ratify selection of PWC to serve as auditors	For	For	Management

Archstone-Smith Trust

Ticker: ASN	CUSIP: 039583109
Meeting Date: May 20, 2004 Record Date: March 26, 2004	Meeting Type: Annual

#	Proposal	Mgt Rec	Vote Cast	Sponsor
1	Elect Directors Ernest A. Gerardi, Jr., Ruth Ann M. Gillis, Ned S. Holmes & Scot Sellers	For	For	Management
2	Ratification of appointment of KPMG as auditors	For	For	Management
3	Shareholder Proposal regarding severance agreements	Against	Against	Stockholder

Arden Realty, Inc.

Ticker: ARI	CUSIP: 039793104
Meeting Date: May 11, 2004 Record Date: March 31, 2004	Meeting Type: Annual

#	Proposal	Mgt Rec	Vote Cast	Sponsor
1	Elect Directors Lelise E. Bider, Steven C. Good & Alan I. Rothenberg	For	For	Management
2	Shareholder Proposal regarding severance agreements	Against	Against	Stockholder

AvalonBay Communities, Inc.

Ticker: AVB	CUSIP: 053484101
Meeting Date: May 5, 2004 Record Date: March 9, 2004	Meeting Type: Annual

#	Proposal	Mgt Rec	Vote Cast	Sponsor
1	Elect Directors Bryce Blair, Bruce A. Choate, John J. Healy, Jr., Gilbert M. Meyer, Charles D. Peebler, Jr., Lance R. Primis, Allan D. Schuster & Amy P. Williams	For	For	Management
2	Stockholder Input on Poison Pills	Against	Against	Stockholder

Camden Property Trust

Ticker: CPT	CUSIP: 133131102
Meeting Date: May 5, 2004 Record Date: March 15, 2004	Meeting Type: Annual

#	Proposal	Mgt Rec	Vote Cast	Sponsor
1	Elect Directors Richard J. Campo, William R. Cooper, George A. Hrdlicka, Scott S. Ingraham, Lewis A. Levey, Keith Oden, Gardner Parker & Steven A. Webster	For	For	Management

Corporate Office Properties Trust

Ticker: OFC	CUSIP: 22002T108
Meeting Date: May 13, 2004 Record Date: March 15, 2004	Meeting Type: Annual

#	Proposal	Mgt Rec	Vote Cast	Sponsor
1	Elect Directors Jay H. Shidler, Clay W. Hamlin, III & Kenneth S. Sweet, Jr.	For	For	Management

Equity Residential Properties Trust

Ticker: EQR	CUSIP: 29476L107
Meeting Date: May 28, 2004 Record Date: March 29, 2004	Meeting Type: Annual

#	Proposal	Mgt Rec	Vote Cast	Sponsor
1	Elect Directors John W. Alexander, Charles L. Altwood, Bruce w. Duncan, Stephen O. Evans, James D. Harper, Jr., Boone A. Knox, Desiree G. Rogers, Sheli Z. Rosenbert, Gerald A. Spector, Samuel Zell & Joseph White	For	For	Management
2	Amendment to Company’s Declaration of Trust related to stock ownership	For	For	Management
3	Ratify selection of Ernst & Young LLP to serve as auditors	For	For	Management

Essex Property Trust, Inc.

Ticker: ESS	CUSIP: 297178105
Meeting Date: May 11, 2004 Record Date: February 27, 2004	Meeting Type: Annual

#	Proposal	Mgt Rec	Vote Cast	Sponsor
1	Elect Directors Keith R. Guericke, Issis N. Rabinovitch, Thomas E. Randlett	For	For	Management
2	Approve 2004 stock incentive plan	For	For	Management
3	Ratification of appointment of KPMG as auditors	For	For	Management

Fairmont Hotels & Resorts Inc.

Ticker: FHR	CUSIP: 305204109
Meeting Date: April 27, 2004 Record Date: March 8, 2004	Meeting Type: Special Meeting

#	Proposal	Mgt Rec	Vote Cast	Sponsor
1	Elect Directors Stephen E. Bachand, William R. Fatt, Peter C. Godsoe, Michael H. Kowalski, David P. O’Brien, Karen M. Rose, John L. Sharpe, Robert S. Singer & Carole S. Taylor	For	For	Management
2	Ratification of appointment of PWC as auditors	For	For	Management
3	Approval & Reconfirmation of Shareholder rights plan	For	For	Management

Federal Realty Investment Trust

Ticker: FRT	CUSIP: 313747206
Meeting Date: May 5, 2004 Record Date: March 24, 2004	Meeting Type: Annual

#	Proposal	Mgt Rec	Vote Cast	Sponsor
1	Elect Directors David W. Faeder & Kristin Gamble	For	For	Management
2	Amendment of the Trust’s Declaration of Trust to change permissible size of the Board	For	For	Management
3	Amendment of the Trust’s Declaration of Trust to decrease vote requirement to remove a Trustee with or without cause	For	For	Management
4	Ratification of appointment of Grant Thornton as auditors	For	For	Management

General Growth Properties, Inc.

Ticker: GGP	CUSIP: 370021107
Meeting Date: May 5, 2004 Record Date: March 17, 2004	Meeting Type: Annual

#	Proposal	Mgt Rec	Vote Cast	Sponsor
1	Elect Directors John Bucksbaum, Alan Cohen, Anthony Downs	For	For	Management
2	Ratification of independent auditor	For	For	Management

Hilton Hotels Corp.

Ticker: HLT	CUSIP: 432848109
Meeting Date: May 27, 2004 Record Date: March 29, 2004	Meeting Type: Annual

#	Proposal	Mgt Rec	Vote Cast	Sponsor
1	Elect Directors A. Steven Crown, David Michels, John H. Myers & Donna F. Tuttle	For	For	Management
2	Ratify selection of Ernst & Young LLP to serve as auditors	For	For	Management
3	Approval of the Company’s 2004 Omnibus Equity Compensation	For	For	Management
4	Approval of the Company’s Annual Inventive Plan	For	For	Management
5	Stockholder proposal concerning Board Declassification	Against	Against	Stockholder
6	Stockholder proposal concerning Board Independence	Against	Against	Stockholder

Mack-Cali Realty Corporation

Ticker: CLI	CUSIP: 554489104
Meeting Date: May 20, 2004 Record Date: April 6, 2004	Meeting Type: Annual

#	Proposal	Mgt Rec	Vote Cast	Sponsor
1	Elect Directors Alan S. Bernikow, Martin D. Gruss, Vincent Tese & Roy Zuckerberg	For	For	Management
2	Ratification of appointment of PWC as auditors	For	For	Management
3	Approval and adoption of 2004 incentive stock plan	For	For	Management
4	Shareholder proposal related to disclosure of related party transactions	Against	Against	Stockholder

Post Properties, Inc.

Ticker: PPS	CUSIP: 737464107
Meeting Date: May 27, 2004 Record Date: March 26, 2004	Meeting Type: Annual

#	Proposal	Mgt Rec	Vote Cast	Sponsor
1	Elect Directors Douglas Crocker II, Walter M. Deriso, Jr. & Nicholas B. Paumgarten	For	For	Management
2	Declassification of Board	For	For	Management
3	Shareholder proposal of approval of Director Compensation	Against	Against	Stockholder

Public Storage, Inc.

Ticker: PSA	CUSIP: 74460D109
Meeting Date: May 6, 2004 Record Date: March 26, 2004	Meeting Type: Annual

#	Proposal	Mgt Rec	Vote Cast	Sponsor
1	Elect Directors Wayne Hughes, Ronald L. Havner, Jr., Harvey Lenkin, Robert J. Abernethy, Dann V. Angeloff, William C. Baker, John T. Evans, Uri P. Harkham, Wayne Hughes, Jr. & Daniel C. Staton	For	For	Management
2	Ratify selection of Ernst & Young LLP to serve as auditors	For	For	Management

Reckson Associates Realty Corp.

Ticker: RA	CUSIP: 75621K106
Meeting Date: June 2, 2004 Record Date: March 22, 2004	Meeting Type: Annual

#	Proposal	Mgt Rec	Vote Cast	Sponsor
1	Amend Articles of Incorporation related to eliminate classification of the Board of Directors	For	For	Management
2	Amend Articles of Incorporation to amend provision regarding stock ownership limit	For	For	Management
3	Elect Directors Peter Quick, Stanley Steinberg, John Ruffle, Elizabeth McCaul, Souglas Crocker II, Scott H. Rechler, Donald J. Rechler, Lewis Ranieri, Ronald Menaker	For	For	Management
4	Ratify selection of Ernst & Young LLP to serve as auditors	For	For	Management

Shurguard Storage Center

Ticker: SHU	CUSIP: 82567D104
Meeting Date: June 29, 2004 Record Date: June 3, 2004	Meeting Type: Annual

#	Proposal	Mgt Rec	Vote Cast	Sponsor
1	Elect Directors A.K. Andrews, Charles K. Barbo, Howard P. Behar & Richard P. Fox	For	For	Management
2	Ratify appointment of PWC as auditors	For	For	Management
3	Approve 2004 Long-term Incentive Plan	For	For	Management

Simon Property Group, Inc.

Ticker: SPG	CUSIP: 828806109
Meeting Date: May 5, 2004 Record Date: March 8, 2004	Meeting Type: Annual

#	Proposal	Mgt Rec	Vote Cast	Sponsor
1	Elect Directors Birch Bayh, Melvyn E. Bergstein, Linda Walker Bynoe, Karen N. Horn, William Miller, Albert Smith, Jr. & Pieter S. Van Den Berg	For	For	Management
2	Ratify selection of Ernst & Young LLP to serve as auditors	For	For	Management
3	Vote on Stockholder proposal	Against	Against	Stockholder

SL Green Realty Corp.

Ticker: SLG	CUSIP: 78440X101
Meeting Date: May 19, 2004 Record Date: March 31, 2004	Meeting Type: Annual

#	Proposal	Mgt Rec	Vote Cast	Sponsor
1	Elect Director E. Thomas Burton, III	For	For	Management
2	Ratify selection of Ernst & Young LLP to serve as auditors	For	For	Management

Starwood Hotels & Resorts

Ticker: HOT	CUSIP: 85590A203
Meeting Date: May 7, 2004 Record Date: March 19, 2004	Meeting Type: Annual

#	Proposal	Mgt Rec	Vote Cast	Sponsor
1	Elect Directors Eric Hippeau, Daniel Yih & Kneeland Youngblood	For	For	Management
2	Ratify selection of Ernst & Young LLP to serve as auditors	For	For	Management
3	Approval of 2004 Long-term Incentive compensation plan	For	For	Management
4	Approval of an Amendment to the Company’s Charter to Declassify the Board of Directors and Provide for the Annual Election of Directors	For	For	Management

Taubman Centers, Inc.

Ticker: TCO	CUSIP: 876664103
Meeting Date: May 18, 2004 Record Date: March 31, 2004	Meeting Type: Annual

#	Proposal	Mgt Rec	Vote Cast	Sponsor
1	Elect Directors Allan J. Bloostein, Jerome A. Chazen & Craig Hatkoff	For	For	Management
2	Ratify appointment of KPMG as auditors	For	For	Management

The Macerich Company

Ticker: MAC	CUSIP: 554382101
Meeting Date: May 28, 2004 Record Date: March 7, 2004	Meeting Type: Annual

#	Proposal	Mgt Rec	Vote Cast	Sponsor
1	Elect Directors Edward C. Coppola, Fred S. Hubbell, Diana M. Laing and Dr. William P. Sexton	For	For	Management
2	Ratification selection of PWC as auditors	For	For	Management

The Rouse Company

Ticker: RSE	CUSIP: 779273101
Meeting Date: May 6, 2004 Record Date: March 10, 2004	Meeting Type: Annual

#	Proposal	Mgt Rec	Vote Cast	Sponsor
1	Elect Directors Jeremiah Casey & Roger W. Schipke	For	For	Management
2	Amendment of Charter	For	For	Management

Trizec Proeprties, Inc.

Ticker: TRZ	CUSIP: 89687P107
Meeting Date: May 20, 2004 Record Date: March 25, 2004	Meeting Type:

#	Proposal	Mgt Rec	Vote Cast	Sponsor
1	Elect Directors Peter Munk, Timothy Callahan, Jay Cross, Brian Mulroney, James O’Connor, Glenn Rufrano, Richard Thomson, Polyvios Vintiadis, Stephen Volk & Casey Wold	For	For	Management
2	Ratification selection of PWC as auditors	For	For	Management
3	Amendments to Certificate of Incorporation	For	For	Management

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Security Capital Real Estate Mutual Funds Incorporated

By	/s/ Anthony R. Manno Jr.
Anthony R. Manno Jr. President

Date: August 30, 2004